Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Line Items]
Right-of-use assets	$ 553,823	$ 1,192,165	$ 209,521
Lease liabilities	606,061	785,687	486,678
Lease Liabilities [Member]
Leases [Line Items]
Lease liabilities	$ 549,622	$ 1,172,679	$ 206,250